Long-term Borrowings, Excluding Current Portion - Future principal payments (Details) ¥ in Thousands	Dec. 31, 2019 CNY (¥)
Long-term borrowings
2020	¥ 14,211
2021	1,236,624
Long-term borrowings	¥ 1,250,835